SECURED CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)									3 Months Ended		12 Months Ended
	Mar. 25, 2023	Mar. 13, 2023	Mar. 13, 2023	Mar. 10, 2023	Jul. 28, 2022	Jul. 28, 2022	Jul. 28, 2022	May 05, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 29, 2022	Mar. 25, 2022
Short-Term Debt [Line Items]
Aggregate debenture amount									$ 284,595	$ 292,219	$ 852,059
Fair value of derivative liability created upon issuance of convertible debenture and warrants											680,000	3,982,000	$ 361,152
Financed amount									419,213
Unamortized debt discount															$ 31,531
Debt conversion into stock											3,500,000
Gains losses on extinguishment of debt									(150,174)	(546,810)	(1,306,563)	(1,056,732)
Interest expense									293,591	430,895	1,040,651	982,378
Total notes payable									847,986		988,035	33,312
Amortization of debt discount	$ 31,531								250,917	$ 367,845	847,950	774,496
Total notes payable – related parties									790,752		769,554	33,312
Interest expense											153,018
Mast Hill [Member]
Short-Term Debt [Line Items]
Extingushment of debt											157,600
Mast Hill Fund L P Note Two [Member]
Short-Term Debt [Line Items]
Accrued interest									37,466
Investor [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Unamortized debt discount									105,109
Secured Debentures [Member]
Short-Term Debt [Line Items]
Unamortized debt discount									318,270		183,940	2,150,067
Debt conversion into stock											157,956
Debt and accrued interest									$ 629,378		411,060	849,933
DebtInstrument fee amount												3,000,000
Interest expense											563,542
Accrued interest											25,756	54,110
Additional accrued interest											$ 129,602
Secured Debentures [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Debt conversion price					$ 0.0045	$ 0.0045	$ 0.0045				$ 0.003
Debt description						The debentures bear interest at a rate of 10% per annum, mature on July 28, 2023, and are convertible into shares of our common stock at a conversion price of $0.0045 per share. If the Company issues subsequent equity instruments at an effective price per share that is lower than the conversion price of $0.0045 per shares, then the conversion price shall be reduced, at the option of the Holder, to a price equal to the Weighted Average Price (as defined), provided, further, that if the conversion price is equal to or less than $0.003, then the conversion price shall be reduced at the option of the Holder to a price equal to the lower price			The debentures bear interest at a rate of 10% per annum, mature on July 28, 2023, and is convertible into shares of our common stock at a conversion price of $0.0045 per share. If the Company issues subsequent equity instruments at an effective price per share that is lower than the conversion price of $0.0045 per shares, then the conversion price shall be reduced, at the option of the Holder, to a price equal to the Weighted Average Price (as defined), provided, further, that if the conversion price is equal to or less than $0.003, then the conversion price shall be reduced at the option of the Holder to a price equal to the lower price
Purchase of warrant					100,000,000	100,000,000	100,000,000
Warrant maturity date					$ 0.0045	$ 0.0045	$ 0.0045
Fair value of warrant						$ 223,000	$ 223,000
Original issue discount						92,325	92,325
Financed amount					$ 315,325	315,325	315,325
Unamortized debt discount											$ 183,940
Total notes payable					$ 595,000	$ 595,000	$ 595,000
Warrant maturity date					Jul. 28, 2027	Jul. 28, 2027	Jul. 28, 2027
Amortization of debt discount											131,385
Aggregate debenture amount					10.00%
Secured Debentures [Member] | Mast Hill Fund L P Note Two [Member]
Short-Term Debt [Line Items]
Financed amount									$ 475,000
Unamortized debt discount									318,270		183,940
Additional accrued interest											19,214
Aggregate debenture amount		16.00%
Administrative fees		$ 750
Debt redemption description				Further, commencing on May 10, 2023, and continuing on the tenth day of each calendar month thereafter, we are required to redeem an amount equivalent to the sum of $2.00 for each 12-count case of our beverages that we sell in the ordinary course, calculated two months in arrears. Accordingly, the first redemption payment is due and payable on May 10, 2023 for the cases sold during the month of March, 2023.
Issuance of secured debentures											224,000
Interest expense									89,670
Secured Debentures [Member] | Selling Stockholders [Member]
Short-Term Debt [Line Items]
Aggregate debenture amount								$ 500,000				$ 4,500,000
Debt conversion price								$ 0.03				$ 0.03
Debt description								The debentures bear interest at a rate of 8% per annum, secured by all of the tangible and intangible assets of the Company and are also convertible into shares of the Company’s common stock at a conversion price of $0.03 per share or 80% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 10 trading days immediately preceding the conversion date				the weighted average (among the principal of the debentures) of 76.7% of the lowest VWAP of the Company’s common stock during the 15 trading days immediately preceding the conversion date, whichever is lower
Purchase of warrant								8,333,333				150,000,000
Warrant maturity date								$ 0.03				$ 0.03
Warrant, description												Twenty million of the warrants will expire on May 14, 2023, fifty million of the warrants will expire on February 10, 2024 and 100,000,0000 of the warrants will expire on August 20, 2024. As a result of these issuances and grants, we incurred the following (a) derivative liability of $3,982,000 related to the conversion feature of the debentures; (b) relative fair value of the warrants granted of $1,581,000; and (c) and original issue discounts of $195,000 of the debentures for a total of $5,758,000, of which, $4,423,000 was accounted as debt discount and the remaining $1,335,000 as financing costs
Fair value of derivative liability created upon issuance of convertible debenture and warrants								$ 680,000				$ 3,982,000
Fair value of warrant								81,000				1,581,000
Original issue discount								25,000				195,000
Financed amount								786,000				5,758,000
Unamortized debt discount								500,000				4,423,000
Financing costs								$ 286,000				1,335,000
Secured Debentures [Member] | Note Holder [Member]
Short-Term Debt [Line Items]
Unamortized debt discount											2,086,962
Accrued interest											157,956
Debt conversion into stock											$ 3,657,956
Debt conversion of shares											969,066,832
Fair value of debt insturment											$ 7,201,998
Debt and accrued interest											3,657,955
Gains losses on extinguishment of debt											1,306,563
Converted remaining principal amount											3,500,000
Conversion option fair value derivatives											4,324,000
Secured Debentures [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Debt conversion price					$ 0.0045	$ 0.0045	$ 0.0045							$ 0.0045
2020 Debentures [Member] | Selling Stockholders [Member]
Short-Term Debt [Line Items]
Unamortized debt discount												1,500,000
Aggregate principal amount												2,400,000
Accrued interest												82,000
Debt conversion into stock												$ 2,484,401
Debt conversion of shares												201,301,365
Fair value of debt insturment												$ 3,713,133
Debt and accrued interest												2,484,401
Debt fair value conversion, amount												3,713,133
Conversion option derivatives												1,672,000
Gains losses on extinguishment of debt												$ 1,056,732
Secured Debt [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Unamortized debt discount									78,831
Senior Secured Debentures [Member] | Mast Hill [Member]
Short-Term Debt [Line Items]
Original issue discount			$ 74,000
Financed amount									472,648
Unamortized debt discount									213,161
Fair value of debt insturment											315,000
Total notes payable – related parties											$ 595,000
Senior Secured Debentures [Member] | Mast Hill [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Aggregate debenture amount											72,000,000
Senior Secured Debentures [Member] | Mast Hill Fund L P Note Two [Member]
Short-Term Debt [Line Items]
Debt conversion price		$ 0.0045	$ 0.0045
Purchase of warrant		80,000,000	80,000,000
Warrant maturity date		$ 0.0045	$ 0.0045
Fair value of warrant									150,000
Financed amount		$ 224,000	$ 224,000
Warrant maturity date		Mar. 13, 2028	Mar. 13, 2028
Amortization of debt discount									10,839
Senior Secured Debentures [Member] | Investor [Member]
Short-Term Debt [Line Items]
Aggregate debenture amount											$ 157,400
Convertible Notes Payable [Member] | Mast Hill Fund L P Note Two [Member]
Short-Term Debt [Line Items]
Accrued interest									$ 7,504		$ 25,756